UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/a/ Karen Finerman                New York, NY                  5/12/06
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 77

Form 13F Information Table Value Total:                 $393,745
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                   Column 2   Column 3   Column 4       Column 5            Column 6       Column 7         Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other         Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal   SH/   PUT/
                                                            Amount     PRN   CALL                              Sole    Shared  None
ACCO Brands Corporation    COM         00081T108   4,809    216,600    SH          SHARED-DEFINED             216,600
Altria Group Inc.          COM         02209S103   9,899    139,700    SH          SHARED-DEFINED             139,700
American Express           COM         025816109   8,807    167,600    SH          SHARED-DEFINED             167,600
American Standard Cos Inc. COM         029712106   2,404     56,100    SH          SHARED-DEFINED              56,100
Amphenol Corp              CL A        032095101   3,433     65,800    SH          SHARED-DEFINED              65,800
Astec Industries Inc.      CL A        032095101   4,003    111,500    SH          SHARED-DEFINED             111,500
Autozone Inc.              COM         053332102  10,786    108,200    SH          SHARED-DEFINED             108,200
B.F. Goodrich & Co         COM         382388106   1,355     31,080    SH          SHARED-DEFINED              31,080
Bank of America            COM         060505104  15,523    340,860    SH          SHARED-DEFINED             340,860
Bennett Environmental      COM         081906109   2,654    596,600    SH          SHARED-DEFINED             596,600
Blockbuster Inc.           CL A        093679108     466    117,500    SH    CALL  SHARED-DEFINED             117,500
Blockbuster Inc.           CL A        093679108      47     11,800    SH    PUT   SHARED-DEFINED              11,800
Blockbuster Inc.           CL B        093679207   6,669  1,862,900    SH          SHARED-DEFINED           1,862,900
Bombay Co Inc.             COM         097924104     426    129,200    SH          SHARED-DEFINED             129,200
Brown Shoe Company Inc.    COM         115736100   2,645     50,400    SH          SHARED-DEFINED              50,400
Brush Engineered Materials COM         117421107   1,509     76,400    SH          SHARED-DEFINED              76,400
Cabela's Inc.              COM         126804301     788     38,400    SH          SHARED-DEFINED              38,400
Capital One Financial Corp COM         14040H105   2,247     27,900    SH          SHARED-DEFINED              27,900
Carramerica Realty Corp    COM         144418100   4,367     97,900    SH          SHARED-DEFINED              97,900
CBS Corp                   CL B        124857202   6,188    258,050    SH    CALL  SHARED-DEFINED             258,050
Citigroup Inc.             CL B        093679207  10,198    215,912    SH          SHARED-DEFINED             215,912
Comcast Corp.              CL A        20030N101   2,922    111,700    SH          SHARED-DEFINED             111,700
Corrections Corp of Americ COM NEW     22025Y407   4,213     93,200    SH          SHARED-DEFINED              93,200
Cyberonics Inc.            COM         23251P102   2,879    111,700    SH          SHARED-DEFINED             111,700
Digitas Inc.               COM         25388K104   5,237    363,700    SH          SHARED-DEFINED             363,700
Dolby Laboratories         COM         25659T107   6,508    311,400    SH          SHARED-DEFINED             311,400
Engelhard Corp             COM         292845104   5,902    149,000    SH          SHARED-DEFINED             149,000
First Acceptance Corp      COM         25388K104   3,645    274,026    SH          SHARED-DEFINED             274,026
First Avenue Networks      COM         31865X106   4,101    465,500    SH          SHARED-DEFINED             465,500
First Data  Corp           COM         319963104   4,874    104,100    SH          SHARED-DEFINED             104,100
Flowserve Corp             COM         34354P105   2,946     50,500    SH          SHARED-DEFINED              50,500
Foot Locker                COM         344849104   1,278     53,500    SH          SHARED-DEFINED              53,500
Freescale Semiconductor    COM CL A    35687M107   3,373    121,300    SH          SHARED-DEFINED             121,300
Freescale Semiconductor    CL B        35687M206   3,871    139,400    SH          SHARED-DEFINED             139,400
Gap Inc.                   COM         364760108   5,083    272,100    SH          SHARED-DEFINED             272,100
Gap Inc.                   COM         364760108     941     50,400    SH    CALL  SHARED-DEFINED              50,400
Gap Inc.                   COM         364760108   4,319    231,200    SH    PUT   SHARED-DEFINED             231,200
General Electric Co.       COM         35687M107   9,071    260,800    SH          SHARED-DEFINED             260,800
Golar LNG Ltd              SHS         G9456A100   2,814    207,500    SH          SHARED-DEFINED             207,500

Guidant Corp               COM         401698105  22,950    294,000    SH          SHARED-DEFINED             294,000
Guidant Corp               COM         401698105  11,709    150,000    SH    PUT   SHARED-DEFINED             150,000
Hospira Inc.               COM         441060100   6,191    156,900    SH          SHARED-DEFINED             156,900
Hudson City Bancorp Inc.   COM         443683107   1,983    149,200    SH          SHARED-DEFINED             149,200
Innovo Group               COM PAR .01 457954600      52     70,900    SH          SHARED-DEFINED              70,900
J. P. Morgan               COM         46625H100  10,089    242,300    SH          SHARED-DEFINED             242,300
Johnson & Johnson          COM         478160104   4,963     83,800    SH          SHARED-DEFINED              83,800
K Swiss Inc.               CL A        482686102     985     32,694    SH          SHARED-DEFINED              32,694
Kerzner International Ltd. SHS         P6065Y107   5,494     70,600    SH          SHARED-DEFINED              70,600
Lear Corp                  COM         521865105   5,159    291,000    SH          SHARED-DEFINED             291,000
Lear Corp                  COM         521865105   2,085    117,600    SH    PUT   SHARED-DEFINED             117,600
Martin Marietta Materials  COM         573284106   3,853     36,000    SH          SHARED-DEFINED              36,000
Microsoft                  COM         594918104   4,563    167,700    SH          SHARED-DEFINED             167,700
Nisource Inc.              COM         65473P105     760     37,600    SH          SHARED-DEFINED              37,600
Northrop Grumman Corp      COM         666807102   3,100     45,400    SH          SHARED-DEFINED              45,400
Pier 1 Imports             COM         720279108   2,276    196,000    SH    PUT   SHARED-DEFINED             196,000
Procter & Gamble Co.       COM         742718109  12,200    211,700    SH          SHARED-DEFINED             211,700
Procter & Gamble Co.       COM         742718109  10,431    181,000    SH    CALL  SHARED-DEFINED             181,000
Regions Financial Corp.    COM         7591EP100   1,407     40,000    SH          SHARED-DEFINED              40,000
School Specialty Inc.      COM         807863105   1,691     49,000    SH          SHARED-DEFINED              49,000
SEACOR Holdings            COM         811904101  16,244    205,100    SH          SHARED-DEFINED             205,100
Shoe Carnival Inc.         COM         824889109   1,281     51,287    SH          SHARED-DEFINED              51,287
St Paul Travelers Cos. Inc COM         792860108   7,004    167,600    SH          SHARED-DEFINED             167,600
Time Warner Inc.           COM         887317105   2,238    133,300    SH          SHARED-DEFINED             133,300
Time Warner Inc.           COM         887317105   5,568    331,600    SH    CALL  SHARED-DEFINED             331,600
Topps Company, Inc.        COM         890786106   5,134    585,365    SH          SHARED-DEFINED             585,365
Transdigm Group            COM         893641100   3,857    149,800    SH          SHARED-DEFINED             149,800
Tyco International Ltd.    COM         902124106  18,695    695,500    SH          SHARED-DEFINED             695,500
Tyco International Ltd.    COM         902124106   3,454    128,500    SH    CALL  SHARED-DEFINED             128,500
US Bancorp                 COM NEW     902973304   1,937     63,500    SH          SHARED-DEFINED              63,500
Viacom Inc.                CL B        925524308   4,334    111,700    SH          SHARED-DEFINED             111,700
Viacom Inc.                CL B        925524308  10,012    258,050    SH    CALL  SHARED-DEFINED             258,050
Vodafone Airtouch PLC      ADR         92857W100     487     23,300    SH          SHARED-DEFINED              23,300
Vulcan Materials           COM         929160109   4,705     54,300    SH          SHARED-DEFINED              54,300
Wabash National Corp       COM         929566107   1,191     60,300    SH          SHARED-DEFINED              60,300
Wal-Mart                   COM         931142103   9,689    205,100    SH          SHARED-DEFINED             205,100
Walter Industries Inc.     COM         93317Q105   7,455    111,900    SH          SHARED-DEFINED             111,900
YRC Worldwide              COM         984249102   5,317    139,700    SH          SHARED-DEFINED             139,700


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